Exhibit 99
Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	September 2015
Payment Date	10/15/2015
Transaction Month	39
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,639,734,292.80	75,170	56.17 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$366,700,000.00	0.27214%	August 15, 2013
Class A-2 Notes	$497,600,000.00	0.470%	April 15, 2015
Class A-3 Notes	$502,000,000.00	0.580%	December 15, 2016
Class A-4 Notes	$133,250,000.00	0.790%	November 15, 2017
Class B Notes	$47,350,000.00	1.270%	December 15, 2017
Class C Notes	$31,570,000.00	1.690%	April 15, 2018
Class D Notes	$31,570,000.00	2.430%	January 15, 2019
Total	$1,610,040,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$935,935.34

Principal:
Principal Collections	$11,196,273.92
Prepayments in Full	$5,696,106.80
Liquidation Proceeds	$97,244.26
Recoveries	$81,258.26
Sub Total	$17,070,883.24
Collections	$18,006,818.58

Purchase Amounts:
Purchase Amounts Related to Principal	$471,483.70
Purchase Amounts Related to Interest	$2,582.01
Sub Total	$474,065.71

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$18,480,884.29

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	September 2015
Payment Date	10/15/2015
Transaction Month	39
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$18,480,884.29
Servicing Fee	$205,900.85	$205,900.85	$0.00	$0.00	$18,274,983.44
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$18,274,983.44
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$18,274,983.44
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$18,274,983.44
Interest - Class A-4 Notes	$84,861.15	$84,861.15	$0.00	$0.00	$18,190,122.29
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,190,122.29
Interest - Class B Notes	$50,112.08	$50,112.08	$0.00	$0.00	$18,140,010.21
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,140,010.21
Interest - Class C Notes	$44,461.08	$44,461.08	$0.00	$0.00	$18,095,549.13
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,095,549.13
Interest - Class D Notes	$63,929.25	$63,929.25	$0.00	$0.00	$18,031,619.88
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$18,031,619.88
Regular Principal Payment	$16,972,009.99	$16,972,009.99	$0.00	$0.00	$1,059,609.89
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,059,609.89
Residual Released to Depositor	$0.00	$1,059,609.89	$0.00	$0.00	$0.00
Total		$18,480,884.29

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$16,972,009.99
Total					$16,972,009.99
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$16,972,009.99	$127.37	$84,861.15	$0.64	$17,056,871.14	$128.01
Class B Notes	$0.00	$0.00	$50,112.08	$1.06	$50,112.08	$1.06
Class C Notes	$0.00	$0.00	$44,461.08	$1.41	$44,461.08	$1.41
Class D Notes	$0.00	$0.00	$63,929.25	$2.03	$63,929.25	$2.03
Total	$16,972,009.99	$10.54	$243,363.56	$0.15	$17,215,373.55	$10.69

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	September 2015
Payment Date	10/15/2015
Transaction Month	39

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$128,903,011.63	0.9673772	$111,931,001.64	0.8400075
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$239,393,011.63	0.1486876	$222,421,001.64	0.1381463

Pool Information
Weighted Average APR	4.472%	4.492%
Weighted Average Remaining Term	24.91	24.15
Number of Receivables Outstanding	25,608	24,701
Pool Balance	$247,081,015.96	$229,448,083.58
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$239,393,011.63	$222,421,001.64
Pool Factor	0.1506836	0.1399300

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,198,671.46
Targeted Credit Enhancement Amount	$8,198,671.46
Yield Supplement Overcollateralization Amount	$7,027,081.94
Targeted Overcollateralization Amount	$7,027,081.94
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$7,027,081.94

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,198,671.46
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,198,671.46
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,198,671.46

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	September 2015
Payment Date	10/15/2015
Transaction Month	39

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		79	$171,823.70
(Recoveries)		153	$81,258.26
Net Losses for Current Collection Period			$90,565.44
Cumulative Net Losses Last Collection Period			$10,352,562.88
Cumulative Net Losses for all Collection Periods			$10,443,128.32

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.44%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.59%	450	$5,944,401.06
61-90 Days Delinquent	0.31%	51	$710,014.05
91-120 Days Delinquent	0.10%	17	$233,303.06
Over 120 Days Delinquent	0.56%	76	$1,284,131.64
Total Delinquent Receivables	3.56%	594	$8,171,849.81

Repossession Inventory:
Repossessed in the Current Collection Period		18	$262,407.58
Total Repossessed Inventory		23	$368,618.83

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.0411%
Preceding Collection Period			0.2553%
Current Collection Period			0.4561%
Three Month Average			0.2509%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4593%
Preceding Collection Period			0.5897%
Current Collection Period			0.5830%
Three Month Average			0.5440%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer